July 6, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

             Re:  Oppenheimer Institutional Money Market Fund
                  File Nos. 811-21888; 333-133173

To the Securities and Exchange Commission:

     An electronic  ("EDGAR")  filing is hereby made pursuant to the  Securities
Act of 1933,  as amended (the "1933  Act"),  and the  Investment  Company Act of
1940, as amended (the "1940 Act"), on behalf of Oppenheimer  Institutional Money
Market Fund (the "Registrant").  This filing constitutes Pre-Effective Amendment
No.  1  under  the  1933  Act and  Amendment  No.  1 under  the  1940  Act  (the
"Amendment")  to the  Registrant's  Registration  Statement  on Form  N-1A  (the
"Registration Statement").

     This Amendment is marked to show changes form the Registration Statement on
Form N-1A filed on April 10,  2006,  in response  to comments of the  Commission
Staff on such filing.  This filing also includes our response letter to comments of the Commission Staff.

         In order to expedite review and achieve consistency, we request that you address any comments on this filing, to:

                           Nancy S. Vann
                           Vice President & Assistant Counsel
                           OppenheimerFunds, Inc.
                           Two World Financial Center
                           225 Liberty Street, 16th Floor
                           New York, New York 10281-1008
                           212-323-5089
                           nvann@oppenheimerfunds.com

Thank you.

                                     Sincerely,

                                    /s/  Adrienne Ruffle
                                    ---------------------------------------
                                    Adrienne Ruffle
                                    Assistant Vice President & Assistant Counsel

Attachments

cc:   Vincent J. DiStefano, Securities & Exchange Commission
      Mayer, Brown Rowe & Maw, LLP
      KPMG LLP
      Nancy S. Vann
      Gloria LaFond